Retail | Fidelity International Capital Appreciation Fund
Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity® Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund from 0.45% to 0.424%.

The following information replaces similar information for Fidelity Diversified International Fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses A	0.92%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 94
3 years	$ 293
5 years	$ 509
10 years	$ 1,131

The following information replaces similar information for Fidelity Overseas Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Total annual operating expenses	1.07%
1 year	$ 109
3 years	$ 340
5 years	$ 590
10 years	$ 1,306

The following information replaces similar information for Fidelity Worldwide Fund found in the "Fund Summary" section on page 12.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Total annual operating expenses	1.08%
1 year	$ 110
3 years	$ 343
5 years	$ 595
10 years	$ 1,317